UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, New York	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 48 Wall Street New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2015 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.90%
CLOSED-END FUNDS - 14.88%
CORE - 2.09%
Adams Express Company (The)	6,000	$83,760
Advent/Claymore Enhanced Growth & Income Fund	43,895	413,491
Liberty All-Star Equity Fund	176,600	1,031,344
Tri-Continental Corporation	6,328	137,254
		1,665,849
DEVELOPED MARKET - 0.33%
Aberdeen Australia Equity Fund, Inc.	4,316	30,860
Japan Smaller Capitalization Fund, Inc.	10,709	106,448
Swiss Helvetia Fund, Inc. (The)	10,687	123,328
		260,636
EMERGING MARKETS - 0.76%
Aberdeen Chile Fund, Inc.	39,000	291,720
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	1,000	12,520
Aberdeen Japan Equity Fund, Inc.	690	5,589
JPMorgan China Region Fund, Inc.	658	11,831
Turkish Investment Fund, Inc. (The)	29,982	287,827
		609,487
ENERGY MLP - 1.49%
ClearBridge Energy MLP Fund Inc.	25,100	626,496
ClearBridge Energy MLP Opportunity Fund Inc.	15,900	333,264
ClearBridge Energy MLP Total Return Fund Inc.	11,323	224,988
		1,184,748
GLOBAL - 1.43%
Alpine Global Dynamic Dividend Fund	24,200	249,502
Clough Global Allocation Fund	10,243	154,669
Gabelli Global Utility & Income Trust (The)	4,540	84,172
GDL Fund (The)	23,565	243,662
John Hancock Hedged Equity & Income Fund	24,300	399,006
Lazard World Dividend & Income Fund, Inc.	700	8,848
		1,139,859
HIGH CURRENT YIELD (LEVERAGED) - 0.01%
MFS Special Value Trust	1,100	7,260

NATURAL RESOURCES - 1.62%
BlackRock Resources & Commodities Strategy Trust	135,250	1,292,990

OPTION ARBITRAGE/OPTIONS STRATEGIES - 1.97%
Madison Strategic Sector Premium Fund	300	3,612
Nuveen Nasdaq 100 Dynamic Overwrite Fund	81,700	1,531,875
Voya International High Dividend Equity Income Fund	4,000	32,160
		1,567,647
PACIFIC EX JAPAN - 0.08%
Aberdeen Greater China Fund, Inc.	6,300	64,701

REAL ESTATE - 3.59%
CBRE Clarion Global Real Estate Income Fund	55,408	495,902

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2015 (Unaudited)

Description	No. of Shares	Value
Cohen & Steers Preferred Securities and Income Fund, Inc.	5,900	$114,755
Cohen & Steers Total Return Realty Fund, Inc.	4,200	57,498
Neuberger Berman Real Estate Securities Income Fund Inc.	191,405	1,037,415
Nuveen Real Estate Income Fund	67,983	810,357
RMR Real Estate Income Fund	16,381	348,096
		2,864,023
SECTOR EQUITY - 0.20%
John Hancock Financial Opportunities Fund	6,800	159,120

U.S. MORTGAGE - 0.13%
First Trust Mortgage Income Fund	7229	107,278

UTILITY - 1.17%
Duff & Phelps Global Utility Income Fund Inc.	47,400	936,150
		107,278
VALUE - 0.01%
First Trust Dividend and Income Fund	1,200	10,620

TOTAL CLOSED-END FUNDS		11,870,368

CONSUMER DISCRETIONARY - 10.03%
CBS Corporation - Class B	4,000	242,520
Comcast Corporation - Class A	21,012	1,186,548
Comcast Corporation - Special Class A	4,250	238,276
Delphi Automotive PLC	2,000	159,480
D.R. Horton, Inc.	2,500	71,200
DIRECTV *	4,500	382,950
Ford Motor Company	31,000	500,340
Gap, Inc. (The)	3,000	129,990
Home Depot, Inc. (The)	11,500	1,306,515
Johnson Controls, Inc.	5,500	277,420
Lowe's Companies, Inc.	5,000	371,950
Macy's, Inc.	3,000	194,730
Time Warner Cable Inc.	2,500	374,700
Time Warner Inc.	6,466	545,989
TJX Companies, Inc. (The)	3,000	210,150
Twenty-First Century Fox, Inc.	2,500	82,200
Viacom Inc. - Class B	3,000	204,900
Walt Disney Company (The)	14,500	1,520,905
		8,000,763
CONSUMER STAPLES - 7.93%
Altria Group, Inc.	17,000	850,340
Archer-Daniels-Midland Company	5,000	237,000
CVS Caremark Corporation	13,200	1,362,372
Kellogg Company	3,000	197,850
Kraft Foods Group, Inc.	1,000	87,115
Kroger Co. (The)	5,000	383,300
Mondelēz International, Inc. - Class A	3,000	108,270
PepsiCo, Inc.	8,000	764,960

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2015 (Unaudited)

Description	No. of Shares	Value
Tyson Foods, Inc.	3,000	$114,900
Wal-Mart Stores, Inc.	27,000	2,220,750
		6,326,857
ENERGY - 6.83%
California Resources Corporation	2,000	15,220
ConocoPhillips	8,000	498,080
Devon Energy Corporation	3,500	211,085
EOG Resources, Inc.	4,000	366,760
Exxon Mobil Corporation	31,000	2,635,000
Kinder Morgan, Inc.	5,000	210,300
Occidental Petroleum Corporation	5,000	365,000
Phillips 66	3,000	235,800
Schlumberger Limited	7,500	625,800
Valero Energy Corporation	4,500	286,290
		5,449,335
EXCHANGE-TRADED FUNDS - 2.59%
iShares Core S&P 500 ETF	5,000	1,039,150
SPDR S&P 500 ETF Trust	5,000	1,032,150
		2,071,300
FINANCIALS - 12.97%
ACE Limited	3,000	334,470
American Express Company	5,000	390,600
Ameriprise Financial, Inc.	2,000	261,680
Aon plc	2,500	240,300
Berkshire Hathaway Inc. - Class B *	14,000	2,020,480
Capital One Financial Corporation	2,500	197,050
Discover Financial Services	4,000	225,400
Fifth Third Bancorp	9,000	169,650
Franklin Resources, Inc.	4,000	205,280
Goldman Sachs Group, Inc. (The)	3,500	657,895
JPMorgan Chase & Co.	22,200	1,344,876
Loews Corporation	3,000	122,490
Marsh & McLennan Companies, Inc.	4,000	224,360
MetLife, Inc.	10,500	530,775
Morgan Stanley	16,000	571,040
PNC Financial Services Group, Inc. (The)	5,000	466,200
Prudential Financial, Inc.	4,000	321,240
SunTrust Banks, Inc.	5,000	205,450
Travelers Companies, Inc. (The)	2,000	216,260
T. Rowe Price Group, Inc.	2,500	202,450
Wells Fargo & Company	24,000	1,305,600
Weyerhaeuser Company	4,000	132,600
		10,346,146
HEALTH CARE - 11.95%
Abbott Laboratories	10,000	463,300
AbbVie Inc.	6,000	351,240
Actavis plc *	2,105	626,460
Aetna Inc.	3,000	319,590
Amgen Inc.	6,000	959,100

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2015 (Unaudited)

Description	No. of Shares	Value
Anthem, Inc.	2,000	$308,820
Baxter International, Inc.	5,700	390,450
Cigna Corporation	2,000	258,880
Express Scripts Holding Company *	6,000	520,620
Johnson & Johnson	8,500	855,100
McKesson Corporation	2,000	452,400
Merck & Company, Inc.	27,000	1,551,960
Pfizer, Inc.	15,462	537,923
St. Jude Medical, Inc.	3,000	196,200
Stryker Corporation	3,000	276,750
Thermo Fisher Scientific Inc.	3,000	403,020
UnitedHealth Group Incorporated	9,000	1,064,610
		9,536,423
INDUSTRIALS - 8.98%
Boeing Company (The)	3,000	450,240
Caterpillar Inc.	4,000	320,120
CSX Corporation	8,000	264,960
Deere & Company	3,500	306,915
Delta Air Lines, Inc.	4,000	179,840
FedEx Corporation	3,000	496,350
General Electric Company	51,000	1,265,310
Honeywell International Inc.	7,000	730,170
Lockheed Martin Corporation	2,500	507,400
Norfolk Southern Corporation	3,000	308,760
Northrop Grumman Corporation	2,000	321,920
Precision Castparts Corporation	1,500	315,000
Raytheon Company	2,000	218,500
Southwest Airlines Co.	4,000	177,200
Union Pacific Corporation	9,000	974,790
Waste Management, Inc.	6,000	325,380
		7,162,855
INFORMATION TECHNOLOGY - 16.07%
Apple Inc.	35,000	4,355,050
Cisco Systems, Inc.	40,000	1,101,000
Cognizant Technology Solutions Corporation *	3,000	187,170
eBay Inc. *	9,000	519,120
EMC Corporation	13,000	332,280
Facebook, Inc. *	10,000	822,150
Google Inc. - Class A *	1,000	554,700
Google Inc. - Class C *	1,000	548,000
Intel Corporation	42,000	1,313,340
International Business Machines Corporation	4,000	642,000
Micron Technology, Inc. *	7,000	189,910
Oracle Corporation	34,700	1,497,305
QUALCOMM Incorporated	11,000	762,740
		12,824,765
MATERIALS - 2.54%
Alcoa Inc.	6,000	77,520
Dow Chemical Company (The)	11,000	527,780

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2015 (Unaudited)

Description	No. of Shares	Value
Ecolab Inc.	2,000	$228,760
Freeport-McMoRan Copper & Gold Inc.	8,500	161,075
International Paper Company	3,300	183,117
LyondellBasell Industries N.V.	3,000	263,400
PPG Industries, Inc.	1,000	225,540
Praxair, Inc.	3,000	362,220
		2,029,412
TELECOMMUNICATION SERVICES - 2.18%
AT&T, Inc.	17,589	574,281
Verizon Communications, Inc.	24,000	1,167,120
		1,741,401
UTILITIES - 1.95%
AES Corporation (The)	4,600	59,110
American Electric Power Company, Inc.	4,000	225,000
Edison International	2,000	124,940
Exelon Corporation	7,000	235,270
FirstEnergy Corp.	2,000	70,120
PG&E Corporation	4,000	212,280
PPL Corporation	4,000	134,640
Public Service Enterprises Group, Inc.	4,000	167,680
Southern Company (The)	3,000	132,840
Xcel Energy Inc.	5,500	191,455
		1,553,335
TOTAL EQUITY SECURITIES (cost - $63,311,032)		78,912,960

SHORT-TERM INVESTMENTS - 1.07%
MONEY MARKET FUNDS - 1.07%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $851,908)	851,908	851,908

TOTAL INVESTMENTS - 99.97% (cost - $64,162,940)		79,764,868

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.03%		23,497

NET ASSETS - 100.00%		$79,788,365

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2015.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2015 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2015:

Cost of portfolio investments	$64,170,460
Gross unrealized appreciation	$16,929,539
Gross unrealized depreciation	(1,335,131)
Net unrealized appreciation	$15,594,408

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measuren1ent and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$78,912,960	$-
Short-Term Investments	851,908	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$79,764,868	$-

* Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of March 31, 2015, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2015.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2015, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on Form N-CSR on February 24, 2015 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 29, 2015

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 29, 2015

* Print the name and title of each signing officer under his or her signature.